UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002089717

HOMES 2026-NQM6 TRUST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Carlson, Authorized Signatory, (404) 983-8332

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1.	AMC Diligence, LLC (“AMC”) - Executive Summary

Schedule 1 - AMC Data Compare Report

Schedule 2 - AMC Exception Grades Report

Schedule 3 - AMC Rating Agency Grades Report

Schedule 4 - AMC Valuation Summary Report

99.2.	Canopy Financial Technology Partners, LLC (“Canopy”) - Narrative

Schedule 1 - Canopy ATR OR QM Data Report

Schedule 2 - Canopy Data Compare Report

Schedule 3 - Canopy Rating Agency Grades Detail Report

Schedule 4 - Canopy Rating Agency Grades Summary Report

Schedule 5 - Canopy Valuation Report

99.3.	Clarifii LLC (“Clarifii”) - Executive Summary

Schedule 1 - Clarifii ATR QM Report

Schedule 2 - Clarifii Data Compare Report

Schedule 3 - Clarifii Rating Agency Grades Detail Report

Schedule 4 - Clarifii Rating Agency Grades Summary Report

Schedule 5 - Clarifii Valuation Report

99.4.	Clayton Services LLC (“Clayton”) - Narrative

Schedule 1 - Clayton Conditions Report

Schedule 2 - Clayton Loan Level Tape Compare

Schedule 3 - Clayton Non-ATR QM Upload

Schedule 4 - Clayton Valuations Summary Report

Schedule 5 - Clayton Waived Conditions Report

99.5.	Consolidated Analytics, Inc. (“CA”) - Executive Summary

Schedule 1 - CA Data Compare Report

Schedule 2 - CA Due Diligence Standard Report

Schedule 3 - CA Rating Agency Grades Summary Report

Schedule 4 - CA Valuations Summary Report

99.6.	Opus Capital Markets Consultants, LLC (“Opus”) - Executive Narrative

Schedule 1 - Opus ATR OR QM Data Report

Schedule 2 - Opus Data Compare Report

Schedule 3 - Opus Rating Agency Grades Summary Report

Schedule 4 - Opus Standard Findings Report

Schedule 5 - Opus Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APCA RESI O4B-25A, LLC

By: Ares Alternative Credit Management LLC, its manager

Date: September 18, 2026

By: /s/ Chris Carlson

Name: Chris Carlson

Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1.	AMC Diligence, LLC (“AMC”) - Executive Summary

Schedule 1 - AMC Data Compare Report

Schedule 2 - AMC Exception Grades Report

Schedule 3 - AMC Rating Agency Grades Report

Schedule 4 - AMC Valuation Summary Report

99.2.	Canopy Financial Technology Partners, LLC (“Canopy”) - Narrative

Schedule 1 - Canopy ATR OR QM Data Report

Schedule 2 - Canopy Data Compare Report

Schedule 3 - Canopy Rating Agency Grades Detail Report

Schedule 4 - Canopy Rating Agency Grades Summary Report

Schedule 5 - Canopy Valuation Report

99.3.	Clarifii LLC (“Clarifii”) - Executive Summary

Schedule 1 - Clarifii ATR QM Report

Schedule 2 - Clarifii Data Compare Report

Schedule 3 - Clarifii Rating Agency Grades Detail Report

Schedule 4 - Clarifii Rating Agency Grades Summary Report

Schedule 5 - Clarifii Valuation Report

99.4.	Clayton Services LLC (“Clayton”) - Narrative

Schedule 1 - Clayton Conditions Report

Schedule 2 - Clayton Loan Level Tape Compare

Schedule 3 - Clayton Non-ATR QM Upload

Schedule 4 - Clayton Valuations Summary Report

Schedule 5 - Clayton Waived Conditions Report

99.5.	Consolidated Analytics, Inc. (“CA”) - Executive Summary

Schedule 1 - CA Data Compare Report

Schedule 2 - CA Due Diligence Standard Report

Schedule 3 - CA Rating Agency Grades Summary Report

Schedule 4 - CA Valuations Summary Report

99.6.	Opus Capital Markets Consultants, LLC (“Opus”) - Executive Narrative

Schedule 1 - Opus ATR OR QM Data Report

Schedule 2 - Opus Data Compare Report

Schedule 3 - Opus Rating Agency Grades Summary Report

Schedule 4 - Opus Standard Findings Report

Schedule 5 - Opus Valuation Report